8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2015 .........................	$ 8,588,683	$ 25,479,145
2016 .........................	7,449,365	7,651,939
2017 .........................	9,699,663	2,413,001
2018 .........................	11,988,827	2,182,453
	$ 37,726,538	$ 37,726,538